VESSELS (Tables)	12 Months Ended
Dec. 31, 2023
VESSELS [Abstract]
Vessels
Vessels consists of the carrying value of 20 and 19 vessels for the year ended December 31, 2023, and December 31, 2022, respectively. Vessels includes capitalized drydocking costs.

All figures in USD ‘000	2023	2022
Vessels Cost as of January 1	1,078,996	1,244,148
Additions Vessels	73,526	117,677
Disposals Vessels	-	(282,829)
Drydocking Cost as of January 1	68,324	80,047
Additions Drydocking	11,275	12,774
Disposals Drydocking	-	(24,497)
Total Cost Vessels and Drydocking	1,232,121	1,147,320
Less Accumulated Depreciation	(449,464)	(398,113)
Less Accumulated Impairment Loss on Vessels	(14,073)	(14,073)
Net Book Value Vessels as of December 31	768,584	735,134